EMPLOYEE BENEFITS AND PAYROLL ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2021
Employee-related Liabilities [Abstract]
Schedule of Employee Benefits and Payroll Accruals
	December 31,
	2 0 2 1	2 0 2 0
Short-term employee benefits:
Benefits for vacation and recreation pay	573	441
Liability for payroll, bonuses and wages	1,388	1,069
	1,961	1,510